Convertible Notes Payable – Short Term	9 Months Ended
Sep. 30, 2022
Convertible Notes Payable Short Term [Abstract]
CONVERTIBLE NOTES PAYABLE – SHORT TERM

NOTE 10 – CONVERTIBLE NOTES PAYABLE – SHORT TERM

Assumed convertible debt

As part of the merger, the Company assumed $891,133 of outstanding convertible debt. During the fourth quarter of 2021, the Company paid off $574,133, and signed an amendment to one of the debt agreements increasing the debt by $20,000, resulting in an outstanding balance of the assumed convertible debt as of December 31, 2021 of $337,000. The assumed convertible debt is made up of the 2019 Note and the Convertible Grid note whose terms are described below. During the nine months ended September 30, 2022, the Company converted the Grid Notes totaling $250,000 into common stock, added $33,000 of accrued interest to the 2019 Note principal as per an amendment to the agreement, and paid off $30,000 of principal of the 2019 Note, resulting in a balance of $90,000 at September 30, 2022.

2019 Note

On December 31, 2019, the Company entered into a Securities Purchase Agreement and issued and sold to a third party a Convertible Note in the original principal amount of $275,000 (the “Note”), and a warrant to purchase 1,176 shares of the Company’s common stock (the “Warrant”). A one-time interest charge of 8% was applied on December 31, 2019 and will be payable, along with the Principal, on the maturity date.

On December 30, 2021, the Company signed an allonge amending the Note extending the maturity date to April 30, 2022 and amending the outstanding balance and payment schedule to provide for two equal payments of $60,000 on March 31, 2022 and April 30, 2022. On March 31, 2022 the Company signed an allonge amending the Note, extending the maturity date to December 31, 2022 and amended the outstanding balance and payment schedule to provide for seven monthly payments of $10,000 plus interest at the rate of 14% per annum. The first monthly payment is payable on June 30, 2022. A final payment of $50,000 plus interest is due upon maturity. During the nine months ended September 30, 2022, the Company added accrued interest of $33,000 to the 2019 Note principal as per an amendment to the agreement, and paid off $30,000 of principal of the 2019 Note, resulting in a balance of $90,000 at September 30, 2022.

The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company’s common stock at any time at the option of the investor. The conversion price was set at the merger to $23.8 which is equal to 80% multiplied by the price per share used in the merger calculations.

The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the maturity date of the Note, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor’s option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission.

The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the outstanding balance shall immediately and automatically increase to 130% of the outstanding balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note.

The Warrant has an exercise price of $106.25 per share (the “Exercise Price”), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise.

Convertible Grid Notes

On April 21, 2020, the Company issued a Convertible Grid Promissory Note (the “Caleca Note”) to Thomas J. Caleca (“Caleca”), an existing stockholder of the Company, pursuant to which Caleca agreed to advance to the Company the aggregate principal amount of $125,000 (the “Caleca Aggregate Advance”). The Company also issued to Caleca a common stock purchase warrant (the “Caleca Warrant”), granting Caleca the right to purchase up to 8,824 shares of the Company’s common stock at a per share exercise price of $68.0 (subject to adjustment as set forth in the Caleca Warrant).

Also on April 21, 2020, the Company issued a Convertible Grid Promissory Note (the “Brown Note”, and together with the Caleca Note, the “Grid Notes”) to Andrew Brown (“Brown”, and together with Caleca, the “Grid Investors”), an existing stockholder of the Company, pursuant to which Brown agreed to advance to the Company the aggregate principal amount of $125,000 (the “Brown Aggregate Advance”, and together with the Caleca Aggregate Advance, the “Aggregate Advance”). The Company also issued to Brown a common stock purchase warrant (the “Brown Warrant”, and together with the Caleca Warrant, the “Grid Warrants”), granting Brown the right to purchase up to 8,824 shares of the Company’s common stock at a per share exercise price of $68.0 (subject to adjustment as set forth in the Brown Warrant). The Grid Warrants are exercisable at any time commencing on the eighteen-month anniversary of the issuance of the Grid Warrants (as may be accelerated pursuant to the terms of the Grid Warrants) and expiring on the five-year anniversary of the issuance of the Grid Warrants. In 2021, the terms of the Grid Warrants were amended extending the first date of exercise to October 21, 2022.

The Grid Notes bear interest on the unpaid balances at a fixed simple rate of twelve percent (12%) per annum (subject to a rate increase if the Company commits an Event of Default (as defined in the Grid Notes)), computed based on a 360-day year of twelve 30-day months, commencing on the date of the respective advance and payable quarterly. The principal amount of the Aggregate Advance, or so much thereof as has been advanced to the Company by the Grid Investors from time to time pursuant to the Grid Notes, was payable on April 21, 2021, which was amended to April 21, 2022. The Company had a total outstanding principal balance of $250,000 as of December 31, 2021 and accrued interest and $28,032 as of December 31, 2021, respectively. On April 20, 2022, the Grid Notes and accrued interest were converted into 3,380 shares of common stock.

2022 Notes

On June 13, 2022, the Company consummated the first closing of a private placement offering whereby the Company entered into a Securities Purchase Agreement (SPA), dated as of June 13, 2022 with thirteen accredited investors, pursuant to which the investors purchased from the Company, for an aggregate purchase price of $5,110,000, (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “2022 Notes”), in the principal amount of $5,659,500 and (ii) 222,311 warrants to purchase shares of common stock of the Company at the same price as the debt conversion price. In addition, 23,713 warrants were issued to the book-runner of this offering (together with the 222,311 investor warrants – the “2022 warrants”). The 2022 Notes mature on June 13, 2023 and bear interest at an annual rate of 10%. Due the issuance costs and the derivatives associated with the 2022 Notes (see below), the Company recorded a debt discount of 4,470,289, which will be amortized using the effective interest method over the life of the loan. During the three and nine month periods ended September 30, 2022, the Company recorded discount amortization in the form of interest expense in the amounts of $553,200 and $633,312, respectively. The balance of the discount at September 30, 2022 was $3,836,977.

The 2022 Warrants shall be exercisable at any time on or after the earlier of (i) the maturity date; or (ii) the closing of a registered offering of the Company’s securities for aggregate gross proceeds to the Company of at least $5,000,000, resulting in the listing for trading of the Common Stock on the NYSE American or The Nasdaq Capital Market (the “Qualified Offering”), and on or prior to December 13, 2028 (if no Qualified Offering has been consummated occurred on or prior to the maturity date of the 2022 Notes) or the date that is five years and nine months following the closing of the Qualified Offering.

The 2022 Notes contain mandatory and voluntary conversion features as follows:

(a) Mandatory Conversion.

In the event a Qualified Offering is consummated prior to the maturity date of the 2022 Notes, the 2022 Notes automatically convert into shares of Common Stock, immediately upon the occurrence of a Qualified Offering (the “Mandatory Conversion”). The exercise price per share of Common Stock pursuant to the Warrant shall mean, in the case of a Mandatory Conversion, the price of the Common Stock (or unit, if units are offered in the Qualified Offering) in the Qualified Offering.

(b) Voluntary Conversion.

The holders of the 2022 Notes have the right (subject to the conversion limitations set forth therein) from time following the maturity date and prior to a Mandatory Conversion to convert all or any part of the outstanding and unpaid principal and interest then due under the 2022 Notes into fully paid and non-assessable shares of Common Stock (the “Voluntary Conversion”). The exercise price per share of Common Stock pursuant to the Warrant shall mean, in the case of a Voluntary Conversion, the lower of (i) $21.25 per share or (ii) 75% of the average of the VWAP of the Company’s Common Stock during the ten (10) Trading Day period immediately prior to the maturity date.

In connection with the Offering, each of Piezo, and Memory MD, Inc., (the “Company Subsidiaries”) agreed to execute, in favor of the holders of the 2022 Notes, a guarantee to jointly and severally, unconditionally and irrevocably, guarantee to the holders the prompt and complete payment and performance when due of the Company’s obligations pursuant to the SPA.

In connection with the Offering, the Company entered into a security agreement by and among the Company, each of the holders and the Company Subsidiaries, whereby the Company agreed to grant each of the holders a security interest in all of the assets of the Company, to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the 2022 Notes and the Company Subsidiaries’ obligations under the Guarantee.

Long Term

2021 Notes

In conjunction with the closing of the Merger on October 1, 2021, the Company conducted an initial closing under a private offering (the “Offering”) of 10% convertible promissory notes due and payable on April 1, 2023 (the “2021 Notes”). As part of the Offering, the Company exchanged the 2020 Notes and accrued interest as well as additional notes issued in 2021 with the same terms as the 2020 Notes and their accrued interest amounting to $4,328,407, as well as $1,540,508 of debt assumed in the merger into 2021 Notes. At the merger, the Company also issued a convertible promissory note to an investor in the amount of $2,950,000 with proceeds of $2,850,000 net of an original issuance discount, with the same terms as the 2021 Notes. The balance of the debt discount at December 31, 2021 was $83,364. Each holder of the 2021 Notes, provided that the note is still then outstanding, will be issued, on the earlier of (i) the date, if any, upon which the Company’s common stock is listed for trading on the NASDAQ stock exchange (the “Uplist”), and (ii) the date that is eighteen months from the date of issuance, a warrant to purchase an amount of shares of the Company’s common stock, equal to such holder’s Warrant Share Amount. For purposes of the foregoing, a holder’s “Warrant Share Amount” means (i) if such Warrant is issued in connection with the Uplist, one half of the initial principal balance of such Holder’s Note at issuance divided by the lesser of (A) $34.0, and (B) and the greater of (x) $17.0 and (y) one hundred twenty percent (120%) of the closing price for the Company’s common stock on the trading day prior to the date of the Uplist, and (ii) if such Warrant is issued otherwise than in connection with the Uplist, the initial principal balance of such Holder’s Note, divided by the lesser of (A) $34.0, and (B) and the greater of (x) $17.0 and (y) one hundred twenty percent (120%) of the volume weighted average price (“VWAP”) for the Company’s common stock over the five consecutive trading days immediately preceding the date that is eighteen months from the date of issuance. The 2021 Notes contain mandatory and voluntary conversion features as detailed in the agreement.

On December 21, 2021, the Company consummated the second closing of the Offering whereby the Company entered into a Securities Purchase Agreement (the “SPA”) with three accredited investors, pursuant to which the investors purchased from the Company, 2021 Notes in the principal amount of $900,000.

During the nine months ended September 30, 2022, the Company consummated additional closings of the Offering whereby the Company entered into a Securities Purchase Agreement (the “SPA”) with additional investors, pursuant to which the investors purchased from the Company, 2021 Notes in the principal amount of $2,000,000.

As of December 31, 2021, the total amount of 2021 Notes principal outstanding was $9,718,915. As part of the issuance of the 2022 Notes, all of the 2021 Notes and accrued interest, as well as an additional 10% discount, was converted into shares of common stock. The holders of the 2021 Notes, in connection with their original investment, will also be entitled to warrants based on 50% coverage of their original investment amount. These warrants will have a term of four years after issuance and an exercise price of $21.25 per share.